OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2014
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES [Abstract]
Schedule of Other Accounts Payable and Accrued Expenses
	December 31,
	2014	2013

Employees and related accruals	$1,234	$626
Consultants and board of directors members	353	314
Accrual for OCS royalties payment	289	120
Accrued expenses	992	663
Other	18	5

	$2,886	$1,728